Shareholder Report, Average Annual Return (Details)	12 Months Ended		42 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000010135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)
Average Annual Return, Percent	11.16%			15.49%		10.63%
C000195828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)
Average Annual Return, Percent	11.30%			15.61%	10.55%
C000010134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	4.55%			13.82%		9.66%
C000010642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Select Bond Fund (Institutional Class/SEACX)
Average Annual Return, Percent	6.72%			(0.40%)		1.06%
C000010643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Select Bond Fund (Class A/SEAKX) (with maximum 3.75% sales charge)
Average Annual Return, Percent	2.44%			(1.39%)		0.38%
C000030111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward International Enhanced Index Fund (Class A/SNTKX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	8.26%			11.28%		4.33%
C000195831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward International Enhanced Index Fund (Class R6/SNTFX)
Average Annual Return, Percent	15.27%			13.01%	5.50%
C000030112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward International Enhanced Index Fund (Institutional Class/SNTCX)
Average Annual Return, Percent	15.17%			12.88%		5.25%
C000061277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Class A/SGIDX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	2.98%			10.83%		7.97%
C000195833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Class C/SGIFX) (with maximum 1.00% CDSC sales charge)
Average Annual Return, Percent	7.44%			11.25%	6.70%
C000061278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Institutional Class/SGISX)
Average Annual Return, Percent	9.53%			12.45%		8.93%
C000195834 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Class R6/SGIGX)
Average Annual Return, Percent	9.66%			12.60%	7.83%
C000177432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	(7.73%)			11.03%		5.85%
C000195836 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)
Average Annual Return, Percent	(1.87%)			12.67%	5.28%
C000177433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)
Average Annual Return, Percent	(1.89%)			12.57%		6.73%
C000195823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Covered Call Income Fund (Class A/SCJAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	1.43%			10.21%	7.16%
C000195824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Covered Call Income Fund (Class C/SCJCX) (with maximum 1.00% CDSC sales charge)
Average Annual Return, Percent	6.02%			10.64%	7.30%
C000232245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Core Fund (Class A/SJCAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	4.49%		2.80%
C000232247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Core Fund (Class R6/SJCRX)
Average Annual Return, Percent	11.15%	9.51%
C000232248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Core Fund (Institutional Class/SJCIX)
Average Annual Return, Percent	11.17%		4.86%
C000232244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Equity Market Neutral Fund (Class A/SMNAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	(6.42%)		4.11%
C000232243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Equity Market Neutral Fund (Institutional Class/SMNIX)
Average Annual Return, Percent	(0.50%)		6.16%
C000195826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Covered Call Income Fund (Institutional Class/SCJIX)
Average Annual Return, Percent	7.94%			11.82%	8.28%
C000232251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Growth Fund (Class A/SJGAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	6.43%		3.96%
C000232249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Growth Fund (Institutional Class/SJGIX)
Average Annual Return, Percent	13.22%		6.04%
C000232256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Value Fund (Class A/SJVAX) (with maximum 5.75% sales charge)
Average Annual Return, Percent	4.20%		3.99%
C000232255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Value Fund (Institutional Class/SJVIX)
Average Annual Return, Percent	10.84%		6.06%
Without Sales Load [Member] | C000010134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Large Cap Fund (Class A/SEEKX) (without sales charge)
Average Annual Return, Percent	10.91%			15.18%		10.31%
Without Sales Load [Member] | C000010643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Select Bond Fund (Class A/SEAKX) (without sales charge)
Average Annual Return, Percent	6.44%			(0.63%)		0.77%
Without Sales Load [Member] | C000030111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward International Enhanced Index Fund (Class A/SNTKX) (without sales charge)
Average Annual Return, Percent	14.86%			12.60%		4.95%
Without Sales Load [Member] | C000061277 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Class A/SGIDX) (without sales charge)
Average Annual Return, Percent	9.28%			12.15%		8.61%
Without Sales Load [Member] | C000195833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Global Equity Income Fund (Class C/SGIFX) (without sales charge)
Average Annual Return, Percent	8.44%			11.25%	6.70%
Without Sales Load [Member] | C000177432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX) (without sales charge)
Average Annual Return, Percent	(2.07%)			12.34%		6.48%
Without Sales Load [Member] | C000195823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Covered Call Income Fund (Class A/SCJAX) (without sales charge)
Average Annual Return, Percent	7.68%			11.53%	8.03%
Without Sales Load [Member] | C000195824 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Covered Call Income Fund (Class C/SCJCX) (without sales charge)
Average Annual Return, Percent	6.97%			10.64%	7.30%
Without Sales Load [Member] | C000232245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Core Fund (Class A/SJCAX) (without sales charge)
Average Annual Return, Percent	10.87%		4.58%
Without Sales Load [Member] | C000232244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Equity Market Neutral Fund (Class A/SMNAX) (without sales charge)
Average Annual Return, Percent	(0.71%)		5.91%
Without Sales Load [Member] | C000232251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Growth Fund (Class A/SJGAX) (without sales charge)
Average Annual Return, Percent	12.91%		5.76%
Without Sales Load [Member] | C000232256 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Steward Large Cap Value Fund (Class A/SJVAX) (without sales charge)
Average Annual Return, Percent	10.56%		5.80%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	12.10%			15.61%	12.45%	12.32%
S And P 500 C000195828 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					12.38%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%			(0.67%)		1.54%
S And P International 700 ADR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International 700 ADR Index
Average Annual Return, Percent	10.07%			13.96%	6.94%	5.96%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	12.64%			14.48%	10.25%	9.91%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	11.13%			15.39%	11.91%	11.95%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	11.94%	10.85%	5.95%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.91%		3.81%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	8.55%		4.87%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	14.53%		6.59%
Cboe S And P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	9.50%			10.32%	5.38%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000 Index
Average Annual Return, Percent	0.21%			12.74%	6.86%	8.04%
MSCI World High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index
Average Annual Return, Percent	11.15%			10.17%	6.33%	6.52%
Blended Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark Index
Average Annual Return, Percent	7.88%			13.23%	6.30%	5.46%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	7.66%			(0.70%)		1.68%